Shareholder Report, Average Annual Return (Details) 195459_Innovator Equity Dual Directional 15 Buffer ETF - October_TF_TSR Annual {TF}	1 Months Ended	12 Months Ended
	Oct. 31, 2025	Oct. 31, 2025
Innovator Equity Dual Directional 15 Buffer ETF™ - October
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Innovator Equity Dual Directional 15 Buffer ETF - October NAV
Average Annual Return, Percent	0.77%
S&P 500 TR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500 TR
Average Annual Return, Percent	2.34%
S&P 500 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500
Average Annual Return, Percent	2.27%